Employee benefits (Schedule of Components of Net Cost of Benefits Plan to Employees) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	$ 6,736	$ 2,179
Financial cost	9,305	4,242
Past service cost	(8,957)	(1,947)
Anticipated reduction obligations	(3,648)	296
Actuarial losses (gains) recognized in the year	17,146	32,934
Net cost of benefits	34,810	41,598	$ (9,910)
Employees [Member]
Disclosure of defined benefit plans [line items]
Current service cost	6,775	2,179	2,839
Financial cost	9,294	4,242	4,025
Past service cost	528	1,947	1,481
Anticipated reduction obligations	(2,366)	296	(327)
Actuarial losses (gains) recognized in the year	20,579	32,934	(17,928)
Net cost of benefits	$ 34,810	$ 41,598	$ (9,910)